CONTRACT COSTS, NET (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
CONTRACT COSTS, NET
Contract costs	¥ 56,730,105		¥ 52,158,840			$ 7,806,322
Allowance for credit losses	(8,394,288)		(2,586,155)		¥ (4,063,482)	(1,155,092)	$ (355,867)
Total contract costs, net	48,335,817		49,572,685			6,651,230
Contract costs	¥ 48,335,817		49,572,685			$ 6,651,230
Percentage of total contracts costs subsequently realized	28.40%					28.40%
Total contracts costs that have been subsequently realized	¥ 13,700,000					$ 1,900,000
Net recovery of provision for credit losses	¥ 4,532,872	$ 623,743	¥ 1,720,095	$ 237,212	¥ 552,008